Total Capital and Net Income Per Common Unit	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Members' Equity Notes Disclosure	Total Capital
As at December 31, 2025, the Company's capital structure is comprised of three classes of Company units: common units, Series A Preferred Units and Series B Preferred Units. All of the Company's outstanding common units are held by Stonepeak and its affiliates, and all of the Company's outstanding Series A Preferred Units and Series B Preferred Units are held by the public.
In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities and the liquidation amounts on the Series A Preferred Units and Series B Preferred Units will be distributed to the common unitholder as adjusted to reflect any gain or loss upon the sale or other disposition of the Company’s assets in liquidation in accordance with the Company's Limited Liability Company Agreement.
Preferred Unitholders' Rights
Significant rights of the Company’s preferred unitholders include the following:
a)Distributions on each Series A Preferred Unit shall accumulate at $0.5625 for each three-month period until the date the Company redeems the Series A Preferred Units in full. Distributions on each Series B Preferred Unit shall accumulate at $0.53125 for each three-month period until the earlier of i) the date the Company redeems the Series B Preferred Units in full and ii) October 15, 2027. After October 15, 2027, distributions on each Series B Preferred Unit shall accumulate for each three-month period until the date the Company redeems the Series B Preferred Units in full in accordance with the terms of the Company's Limited Liability Company Agreement based on an annual rate of three-month LIBOR plus 6.241% as pro-rated for the applicable three-month period. As three-month LIBOR has been discontinued, in accordance with the terms of the Limited Liability Company Agreement, the Company may, in its discretion, use a substitute or successor base rate that it has determined is most comparable to three-month LIBOR as the base distribution rate described in the immediately preceding sentence. The Company expects to utilize three-month SOFR in replacement of three-month LIBOR.
b)The Company has the right to redeem the Series A Preferred Units at any time and will have the right to redeem the Series B Preferred Units on or after October 15, 2027, in whole or in part, for $25.00 per unit plus any accumulated and unpaid distributions.
c)The Series A Preferred Units have no voting rights, except in the event that six quarterly Series A distributions are in arrears, in which case the Series A holders are entitled, voting as a class together with holders of other parity securities upon which like voting rights have been conferred and are exercisable, to elect one member of the board of directors. The Series B Preferred Units have no voting rights, except in the event that six quarterly Series B distributions are in arrears, in which case the Series B Holders are entitled, voting as a class together with holders of any parity securities upon which like voting rights have been conferred and are exercisable, to elect one member of the board of directors. The size of the board of directors shall be increased as needed to accommodate such change.
d)The Series A Preferred Units and Series B Preferred Units each rank senior to the Company’s common units.
e)In the event of liquidation of the Company, all property and all cash in excess of that required to discharge liabilities of the Company shall be distributed, subject to the issuance of any equity securities having a priority to the Series A and B Preferred Units, first to the Series A and B Preferred Unit holders until there has been distributed in respect of each Series A and B Preferred Unit then outstanding $25.00 plus any accumulated and unpaid distributions. Any remaining amounts are distributed to the common unitholder.
Preferred and Common Unit Distributions
The distributions payable on the Series A and Series B Preferred Units for the years ended December 31, 2025, 2024 and 2023 were $25.1 million, $25.1 million and $24.9 million, respectively.
During the year ended December 31, 2025, the Company declared and paid a cash distribution of $1.0005 (2024 – $2.5013 and 2023 – $0.5003) per common unit, totaling $100.0 million (2024 – $250.0 million and 2023 - $50.0 million), to its sole common unitholder, Stonepeak.
Issuance of Common Units
In December 2022 and February 2023, the Company received equity contributions of $129.3 million and $86.2 million, respectively, from Stonepeak in connection with funding the first installment payments for the five LNG carrier newbuildings the Company ordered in November 2022 (see Note 14a). On March 8, 2023, the Company issued 11,383,543 common units to Stonepeak based on the total contributions received of $215.5 million (see Note 12c).
Preferred Unit Repurchases
In March 2022, the Company established a plan which authorized the repurchase of up to $30.0 million of its Series A and Series B Preferred Units. The following table summarizes the preferred units repurchases for the years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31,
	2025		2024		2023
	#	$	#	$	#	$
Series A Preferred Units	—	—	—	—	29,395	700
Series B Preferred Units	—	—	—	—	131,081	3,272
Total	—	—	—	—	160,476	3,972
As at December 31, 2025, the remaining dollar value of Series A and Series B Preferred Units that may be repurchased under the plan was $23.3 million.